SHAREHOLDERS' EQUITY - Common Stock Shares (Details)	Mar. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 20, 2021 $ / shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 Vote $ / shares shares	Dec. 31, 2019 shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	1,000	1,000			1,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01			$ 0.01
Common shares, shares issued (in shares)	1	1			1
Common shares, shares outstanding (in shares)	1	1			1
Common Stock
Class of Stock [Line Items]
Common shares, shares outstanding (in shares)	1	1		1	1	1
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	1,000	1,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Common shares, shares issued (in shares)	1	1
Common shares, shares outstanding (in shares)	1	1
Class A Common Stock | ITHAX ACQUISITION CORP.
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares			$ 0.001
Class A Common Stock | ITHAX ACQUISITION CORP. | Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	100,000,000	100,000,000			100,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001	$ 0.001
Common shares, votes per share | Vote	1	1			1
Common shares, shares issued (in shares)		675,000		675,000	0
Common shares, shares outstanding (in shares)		675,000			0
Class A common stock subject to possible redemption, outstanding (in shares)				(675,000)
Class A Common Stock Subject to Redemption | ITHAX ACQUISITION CORP.
Class of Stock [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)	24,150,000	24,150,000			0
Class A Common Stock Subject to Redemption | ITHAX ACQUISITION CORP. | Common Stock
Class of Stock [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)	24,150,000	24,150,000
Class A Common Stock Not Subject to Redemption | ITHAX ACQUISITION CORP.
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	100,000,000	100,000,000			100,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001			$ 0.001
Common shares, shares issued (in shares)	675,000	675,000			0
Common shares, shares outstanding (in shares)	675,000	675,000			0
Class A common stock subject to possible redemption, outstanding (in shares)	24,150,000	24,150,000
Class B Common Stock | ITHAX ACQUISITION CORP.
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	10,000,000	10,000,000			10,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common shares, shares issued (in shares)	6,037,500	6,037,500			6,037,500
Common shares, shares outstanding (in shares)	6,037,500	6,037,500			6,037,500
Class B Common Stock | ITHAX ACQUISITION CORP. | Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	10,000,000	10,000,000			10,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001			$ 0.001
Common shares, votes per share | Vote		1			1
Common shares, shares issued (in shares)	6,037,500	6,037,500			6,037,500
Common shares, shares outstanding (in shares)		6,037,500			6,037,500
Class A common stock subject to possible redemption, outstanding (in shares)				(6,037,500)